Schedule of investments
Delaware Opportunity Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.16%
Basic Industry — 9.35%
Berry Global Group	96,091	$ 6,475,572
Celanese	50,140	7,790,252
Crown Holdings	59,140	5,446,203
Graphic Packaging Holding	197,840	4,876,756
Huntsman	172,310	4,330,150
Knife River †	42,485	2,811,657
Louisiana-Pacific	73,250	5,188,297
Olin	73,030	3,939,969
Reliance Steel & Aluminum	20,970	5,864,890
Vulcan Materials	35,510	8,061,125
		54,784,871
Consumer Discretionary — 11.13%
Aptiv †	35,350	3,171,602
AutoZone †	2,332	6,029,642
Darden Restaurants	35,470	5,827,721
DR Horton	95,270	14,479,135
Electronic Arts	51,920	7,103,175
Interpublic Group	124,500	4,063,680
Johnson Controls International	51,808	2,986,213
Marriott International Class A	46,770	10,547,103
Polaris	41,190	3,903,576
Ross Stores	51,590	7,139,540
		65,251,387
Consumer Staples — 3.09%
Conagra Brands	152,240	4,363,198
Kellanova	100,630	5,626,223
Tyson Foods Class A	56,870	3,056,763
US Foods Holding †	111,150	5,047,322
		18,093,506
Energy — 5.41%
APA	138,130	4,956,104
Coterra Energy	278,850	7,116,252
Devon Energy	104,670	4,741,551
Marathon Oil	315,650	7,626,104
Valero Energy	55,950	7,273,500
		31,713,511
Financial Services — 18.23%
Affiliated Managers Group	38,120	5,772,130
Allstate	48,430	6,779,231
Ally Financial	218,710	7,637,353
Assurant	36,320	6,119,557
East West Bancorp	124,590	8,964,250
Globe Life	52,535	6,394,560
Hartford Financial Services Group	127,560	10,253,273
KeyCorp	548,950	7,904,880
Raymond James Financial	76,020	8,476,230
Reinsurance Group of America	62,820	10,163,020
State Street	68,190	5,281,997
	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services (continued)
Synchrony Financial	140,620	$ 5,370,278
Synovus Financial	160,690	6,049,979
Webster Financial	118,000	5,989,680
Willis Towers Watson	23,600	5,692,320
		106,848,738
Healthcare — 5.43%
Cencora	35,620	7,315,636
Quest Diagnostics	44,830	6,181,160
STERIS	27,260	5,993,111
Teleflex	22,990	5,732,327
Zimmer Biomet Holdings	54,230	6,599,791
		31,822,025
Industrials — 17.76%
AECOM	91,230	8,432,389
AMETEK	47,560	7,842,168
CACI International Class A †	19,325	6,258,595
Concentrix	26,520	2,604,529
ITT	76,530	9,131,560
KBR	176,210	9,763,796
Oshkosh	58,490	6,340,901
Parker-Hannifin	21,750	10,020,225
Quanta Services	47,880	10,332,504
Regal Rexnord	79,400	11,752,788
United Rentals	14,155	8,116,760
WESCO International	77,740	13,517,431
		104,113,646
Real Estate Investment Trusts — 6.61%
American Homes 4 Rent Class A	161,910	5,822,284
Apartment Income REIT	162,616	5,647,654
Extra Space Storage	29,387	4,711,618
Host Hotels & Resorts	381,820	7,434,035
Kimco Realty	178,720	3,808,523
Spirit Realty Capital	127,530	5,571,786
VICI Properties	179,887	5,734,797
		38,730,697
Technology — 12.83%
Agilent Technologies	49,190	6,838,886
Akamai Technologies †	60,610	7,173,193
Ciena †	127,770	5,750,928
Curtiss-Wright	20,000	4,455,800
Fiserv †	25,880	3,437,899
Flex †	293,240	8,932,090
Keysight Technologies †	40,325	6,415,304
ON Semiconductor †	77,610	6,482,763
Qorvo †	36,250	4,082,113
Synopsys †	16,760	8,629,892
TD SYNNEX	44,600	4,799,406
NQ- Q5V [1223] 0224 (3377145)    1

Schedule of investments
Delaware Opportunity Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Teradyne	75,720	$ 8,217,134
		75,215,408
Transportation — 1.63%
JB Hunt Transport Services	26,280	5,249,167
Southwest Airlines	149,570	4,319,582
		9,568,749
Utilities — 7.69%
CMS Energy	106,040	6,157,743
Edison International	94,670	6,767,958
MDU Resources Group	169,940	3,364,812
NRG Energy	201,210	10,402,557
Public Service Enterprise Group	125,760	7,690,224
WEC Energy Group	57,220	4,816,208
Xcel Energy	95,220	5,895,070
		45,094,572
Total Common Stocks (cost $409,578,173)		581,237,110

Short-Term Investments — 0.83%
Money Market Mutual Funds — 0.83%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	1,225,695	1,225,695
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	1,225,701	1,225,701
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	1,225,702	$ 1,225,702
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	1,225,702	1,225,702
Total Short-Term Investments (cost $4,902,800)		4,902,800

Total Value of Securities—99.99% (cost $414,480,973)		586,139,910
Receivables and Other Assets Net of Liabilities—0.01%		30,026
Net Assets Applicable to 18,362,203 Shares Outstanding—100.00%		$586,169,936
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust

2    NQ- Q5V [1223] 0224 (3377145)